LEASES - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Minimum Lease Payments:
Total future minimum lease payments (2022)	$ 129
Less: Amounts representing present value adjustment	(5)
Operating lease liabilities, net of current portion	$ 124